Properties Held for Lease, Net	12 Months Ended
Dec. 31, 2011
Properties Held for Lease, Net [Abstract]
PROPERTIES HELD FOR LEASE, NET
6.	PROPERTIES HELD FOR LEASE, NET

The Company owns leasehold land and buildings in Hong Kong and leases them out for lease term of two years. Properties held for lease consist of the following:

	As of December 31,
	2011	2010
	US$	US$
Leasehold land and buildings	784	784
Less: Accumulated depreciation	(386)	(365)

	398	419

The Company pledged all properties held for lease as collateral for general banking facilities granted to the Company as of December 31, 2011 and 2010 (see note 10).

The future aggregate minimum rental receivables under non-cancellable operating leases are as follows:

	As of December 31,
	2011	2010
	US$	US$
2011	—	73
2012	76	35
2013	39	—
2014	13	—

	128	108